Absolute CEF Opportunities
Schedule of Investments
December 31, 2024 (Unaudited)
Closed End Funds — 95.39% Shares Fair Value
abrdn Global Dynamic Dividend Fund 9,800 $ 96,040
abrdn Income Credit Strategies Fund
(a)
71,747 428,330
abrdn Life Sciences Investors 8,900 116,768
abrdn Total Dynamic Dividend Fund 11,400 95,874
Advent Convertible and Income Fund
(a)
29,900 351,923
BlackRock Health Sciences Term Trust 14,199 204,466
BlackRock Innovation and Growth
Term Trust 28,500 212,040
Boulder Growth & Income Fund, Inc.
(a)
12,300 197,046
Destra Multi-Alternative Fund
(a)
25,200 213,192
Eaton Vance California Municipal
Bond Fund
(a)
5,300 48,601
Eaton Vance Municipal Bond Fund
(a)
15,400 159,544
First Trust Specialty Finance and
Financial Opportunities Fund
(a)
2,972 12,512
Gabelli Healthcare & WellnessRx Trust
(The) 3,591 34,617
Herzfeld Caribbean Basin Fund, Inc.
(The)
(a)
86,127 201,537
Highland Opportunities and Income
Fund
(a)
8,700 45,153
Insight Select Income Fund
(a)
13,500 233,955
Invesco® Advantage Municipal Income
Trust II
(a)
5,400 47,196
Invesco® Municipal Opportunity
Trust
(a)
4,900 47,628
Invesco® Municipal Trust
(a)
4,900 48,069
Invesco® Quality Municipal Income
Trust
(a)
4,800 47,328
Invesco® Trust for Investment Grade
Municipals
(a)
4,700 47,470
John Hancock Investors Trust
(a)
275 3,762
Lazard Global Total Return and Income
Fund, Inc. 253 4,043
New America High Income Fund, Inc.
(a)
8,433 68,898
Nuveen Core Plus Impact Fund
(a)
6,250 65,687
Nuveen Multi-Asset Income Fund
(a)
13,800 166,152
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 3,421 92,538
NYLI CBRE Global Infrastructure
Megatrends Term Fund
(a)
29,350 357,189
RiverNorth Flexible Municipal Income
Fund II, Inc.
(a)
20,413 273,534
RiverNorth/DoubleLine Strategic
Opportunity Fund, Inc.
(a)
6,251 52,133

Absolute CEF Opportunities
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Closed End Funds — 95.39% - continued Shares Fair Value
Saba Capital Income & Opportunities
Fund
(a)
29,515 $ 224,904
Special Opportunities Fund, Inc.
(a)
3,200 46,816
Virtus Total Return Fund, Inc.
(a)
82,300 482,278
Voya Asia Pacific High Dividend
Equity Income Fund
(a)
16,000 96,960
Voya Emerging Markets High Dividend
Equity Fund
(a)
19,400 97,194
Western Asset Global High Income
Fund, Inc.
(a)
31,214 208,510
Western Asset High Income Fund II,
Inc.
(a)
27,500 115,775
TOTAL  CLOSED END FUNDS
  (Cost $5,419,471) 5,245,662
Collateralized Mortgage Obligations — 2.01%
Principal
Amount Fair Value
Adjustable Rate Mortgage Trust, Series 2006-1 3A3, 4.75%,
3/25/2036
(b)
$ 9,041 8,174
Adjustable Rate Mortgage Trust, Series 2005-12 2A1, 5.06%,
3/25/2036
(b)
22,990 16,043
Alternative Loan Trust, Series 2005-50CB 2A1, 5.50%,
11/25/2035
(b)
7,189 5,854
Banc of America Funding, Series 2006-E 2A1, 6.31%, 6/20/2036
(b)
5,083 4,517
Banc of America Funding, Series 2007-E 4A1, 5.06%, 7/20/2047
(b)
13,121 12,450
CHL Mortgage Pass-Through Trust, Series 2007-HY5 1A1,
5.32%, 9/25/2047
(b)
11,808 9,187
CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12,
6.00%, 12/25/2036
(b)
21,923 18,915
CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6, 5.75%,
4/25/2037
(b)
8,729 7,640
IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1,
4.12%, 9/25/2036
(b)
26,139 16,774
JPMorgan Mortgage Trust, Series 2007-A2 4A1M, 4.53%,
4/25/2037
(b)
5,928 4,808
Structured Adjustable Rate Mortgage Loan, Series 2007-3 3A1,
4.78%, 4/25/2047
(b)
13,190 6,052
Total Collateralized Mortgage Obligations
    (Cost $95,596) 110,414

Absolute CEF Opportunities
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Money Market Funds - 3.86% Shares Fair Value
First American Treasury Obligations Fund, Class X, 4.40%
(c)
212,222 $ 212,222
TOTAL MONEY MARKET FUNDS
    (Cost $212,222) 212,222
Total Investments — 101.26%
    (Cost $5,727,289) 5,568,298
Liabilities in Excess of Other Assets  —  (1.26)% (69,417)
Net Assets — 100.00% $ 5,498,881
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2024.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.

Absolute CEF Opportunities
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)
Closed End Funds - Short - (4.56) % Shares Fair Value
Invesco® Senior Income Trust (6,445) $ (25,458)
KKR Income Opportunities Fund
(a)
(16,859) (225,573)
TOTAL CLOSED END FUNDS - SHORT
(Proceeds Received $262,414) (251,031)
Exchange-Traded Funds - Short - (36.07) %
Invesco® QQQ Trust, Series 1 (190) (97,134)
iShares® Core Growth Allocation ETF (2,500) (143,300)
iShares® Core U.S. Aggregate Bond ETF (4,200) (406,980)
iShares® Global Infrastruture ETF (9,000) (470,430)
iShares® J.P. Morgan USD Emerging Markets Bond ETF (2,600) (231,504)
iShares® MSCI Emerging Markets ETF (4,500) (188,190)
iShares® Nasdaq Biotechnology ETF (1,900) (251,199)
iShares® Russell Mid-Cap Growth ETF (800) (101,400)
iShares® U.S. Real Estate ETF (1,000) (93,060)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $2,062,025) (1,983,197)
TOTAL SECURITIES SOLD SHORT - (40.63)%
(Proceeds Received $2,324,439 ) (2,234,228)

Absolute Capital Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Common Stocks — 77.21% Shares Fair Value
Communications — 9.80%
Alphabet, Inc., Class A 11,758 $ 2,225,790
Meta Platforms, Inc., Class A 3,604 2,110,178
Paramount Global, Class B 10,216 106,859
Universal Music Group NV - ADR 105,825 1,350,327
Warner Bros. Discovery, Inc.
(a)
24,000 253,680
6,046,834
Consumer Discretionary — 10.40%
Alibaba Group Holding Ltd. - ADR 1,777 150,672
Amazon.com, Inc.
(a)
14,495 3,180,058
CarMax, Inc.
(a)
16,293 1,332,116
Carvana Co.
(a)
1,000 203,360
Fisker, Inc.
(a)
7,480 5
Hasbro, Inc. 8,466 473,334
Lowe's Companies, Inc. 4,351 1,073,827
6,413,372
Consumer Staples — 6.21%
Diageo PLC - ADR 6,208 789,223
Dollar Tree, Inc.
(a)
16,299 1,221,447
Philip Morris International, Inc. 15,139 1,821,979
3,832,649
Energy — 3.66%
Berkshire Hathaway, Inc., Class B
(a)
3,921 1,777,311
Occidental Petroleum Corp.
(b)
9,695 479,030
2,256,341
Financials — 16.77%
American Express Co. 5,165 1,532,920
Aon PLC, Class A 3,412 1,225,454
Charles Schwab Corp. (The) 27,366 2,025,358
Intercontinental Exchange, Inc. 11,038 1,644,772
JPMorgan Chase & Co. 2,754 660,161
PPG Industries, Inc. 9,136 1,091,295
Visa, Inc., Class A 6,863 2,168,983
10,348,943
Health Care — 3.84%
Becton, Dickinson and Co. 7,540 1,710,599
Thermo Fisher Scientific, Inc. 1,265 658,091
2,368,690
Industrials — 7.84%
Hayward Holdings, Inc.
(a)
29,625 452,966
Jacobs Solutions, Inc. 12,142 1,622,414
Keysight Technologies, Inc.
(a)
8,807 1,414,669
PACCAR, Inc. 12,974 1,349,555
4,839,604
Technology — 18.69%
Advanced Micro Devices, Inc.
(a)
4,130 498,863

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Common Stocks — 77.21% - continued Shares Fair Value
Technology — 18.69% - continued
Amentum Holdings, Inc.
(a)
34,557 $ 726,734
Analog Devices, Inc. 4,509 957,982
Apple, Inc. 12,322 3,085,675
Applied Materials, Inc. 4,460 725,330
Arista Networks, Inc.
(a)
9,444 1,043,845
Fiserv, Inc.
(a)
6,720 1,380,422
Motorola Solutions, Inc. 1,152 532,489
Oracle Corp. 7,475 1,245,634
Salesforce, Inc. 4,009 1,340,329
11,537,303
TOTAL  COMMON STOCKS
  (Cost $30,265,092) 47,643,736
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.32%
Microsoft Corp. 72 $ 3,034,800 $ 465.00
January
2025 $ 648
Nvidia Corp. 222 2,981,238 160.00
January
2025 4,662
SPDR S&P 500 ETF Trust 461 27,018,288 615.00
February
2025 100,498
SPDR S&P 500 ETF Trust 1,095 64,175,760 625.00
February
2025 89,790
TOTAL CALL OPTIONS PURCHASED
    (Cost 1,306,563) 195,598
PUT OPTIONS PURCHASED — 1.46%
SPDR S&P 500 ETF Trust 857 50,227,056 540.00
February
2025 210,393
SPDR S&P 500 ETF Trust 1,315 77,069,520 565.00
February
2025 693,663
TOTAL PUT OPTIONS PURCHASED
    (Cost 898,912) 904,056
TOTAL OPTIONS PURCHASED
    (Cost $2,205,475) 1,099,654

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
.
Money Market Funds - 24.19% Shares Fair Value
First American Treasury Obligations Fund, Class X, 4.40%
(c)
14,927,732 $ 14,927,732
TOTAL MONEY MARKET FUNDS
    (Cost $14,927,732) 14,927,732
Total Investments — 103.18%
    (Cost $47,398,299) 63,671,122
Liabilities in Excess of Other Assets  —  (3.18)% (1,959,725)
Net Assets — 100.00% $ 61,711,397
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund

Absolute Capital Opportunities Fund
Schedule of Written Options
December 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (5.66)%
Nvidia Corp. (222) $ (2,981,238) $ 190.00 January 2025 $ (444)
SPDR S&P 500 ETF Trust (824) (48,292,992) 570.00 June 2025 (3,498,70 4 )
Total Written Call Options
(Premiums Received $4,636,198) (3,499,14 8 )
Written Put Options (0.26)%
Microsoft Corp. (18) (758,700) 425.00 June 2025 (44,136)
Nvidia Corp. (74) (993,746) 125.00 June 2025 (90,280)
Occidental Petroleum Corp. (33) (163,053) 55.00 June 2025 (23,100)
Total Written Put Options
(Premiums Received $180,151) (157,516)
Total Written Options
(Premiums Received $4,816,349) (3,656,66 4 )

Absolute Convertible Arbitrage Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Mutual Funds — 2.85% Shares Fair Value
Absolute Flexible Fund
(a)
2,711,706 $ 27,984,805
TOTAL  MUTUAL FUNDS
  (Cost $27,419,614) 27,984,805
Convertible Bonds — 92.74%
Principal
Amount Fair Value
Communications — 2.93%
AMC Networks, Inc., 4.25%, 2/15/2029
(b)
$ 3,000,000 3,063,750
Applied Digital Corp., 2.75%, 6/1/2030
(b)
3,000,000 3,126,275
Fiverr International Ltd., 6.25%, 11/1/2025 9,000,000 8,575,133
Magnite, Inc., 0.25%, 3/15/2026 6,500,000 6,075,326
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 8,008,370
28,848,854
Consumer Discretionary — 7.26%
Cracker Barrel Old Country Store, Inc., 0.63%, 6/15/2026 10,863,000 10,265,535
Freshpet, Inc., 3.00%, 4/1/2028 2,210,000 4,891,835
LCI Industries, 1.13%, 5/15/2026 5,000,000 4,915,750
Live Nation Entertainment, Inc., 3.13%, 1/15/2029 10,000,000 13,643,500
Norwegian Cruise Lines Holdings Ltd., 1.13%, 2/15/2027 6,214,000 6,458,676
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 14,937,322
Wayfair, Inc., 3.25%, 9/15/2027 7,056,000 7,539,336
Winnebago Industries, Inc., 3.25%, 1/15/2030
(b)
9,500,000 8,690,125
71,342,079
Consumer Staples — 2.67%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/2028 7,000,000 9,019,500
Post Holdings, Inc., 2.50%, 8/15/2027 7,500,000 8,805,000
Spectrum Brands, Inc., 3.38%, 6/1/2029
(b)
8,500,000 8,341,050
26,165,550
Energy — 1.95%
Fluence Energy, Inc., 2.25%, 6/15/2030
(b)
6,000,000 6,216,000
Green Plains, Inc., 2.25%, 3/15/2027 9,112,000 7,689,176
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(b)
5,000,000 5,335,035
19,240,211
Financials — 2.57%
Encore Capital Group, Inc., 4.00%, 3/15/2029 10,250,000 10,396,417
EZCORP, Inc., 3.75%, 12/15/2029
(b)
5,250,000 6,825,000
Galaxy Digital Holdings LP, 2.50%, 12/1/2029
(b)
1,500,000 1,449,450
WisdomTree Investments, Inc., 3.25%, 8/15/2029
(b)
6,000,000 6,540,000
25,210,867
Health Care — 16.65%
Accuray, Inc., 3.75%, 6/1/2026 10,000,000 9,287,498
Alphatec Holdings, Inc., 0.75%, 8/1/2026 3,000,000 2,838,900
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029
(b)
6,750,000 6,851,250
Artivion, Inc., 4.25%, 7/1/2025 6,000,000 7,713,750
CONMED Corp., 2.25%, 6/15/2027 10,000,000 9,305,000
Cutera, Inc., 2.25%, 6/1/2028 1,500,000 135,000

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Convertible Bonds — 92.74% - continued
Principal
Amount Fair Value
Health Care — 16.65% - continued
Enovis Corp., 3.88%, 10/15/2028 $ 10,610,000
Exact Sciences Corp., 0.38%, 3/15/2027 10,725,000 9,952,800
Gossamer Bio, Inc., 5.00%, 6/1/2027 2,750,000 1,497,103
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028 12,000,000 12,970,976
Inotiv, Inc., 3.25%, 10/15/2027 1,500,000 577,682
Integer Holdings Corp., 2.13%, 2/15/2028 13,000,000 20,839,000
iRhythm Technologies, Inc., 1.50%, 9/1/2029
(b)
3,500,000 3,398,500
Jazz Pharmaceuticals PLC, 2.00%, 6/15/2026 6,000,000 6,103,500
Jazz Pharmaceuticals PLC, 3.13%, 9/15/2030
(b)
2,500,000 2,702,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027
(b)
10,579,000 14,120,320
LeMaitre Vascular, Inc., 2.50%, 2/1/2030
(b)
5,000,000 5,183,735
LivaNova PLC, 2.50%, 3/15/2029
(b)
5,000,000 4,991,250
MannKind Corp., 2.50%, 3/1/2026 4,000,000 5,261,415
Merit Medical Systems, Inc., 3.00%, 2/1/2029
(b)
13,000,000 16,433,102
Pacira BioSciences, Inc., 2.13%, 5/15/2029
(b)
9,000,000 7,762,500
Repligen Corp., 1.00%, 12/15/2028 5,000,000 5,125,000
163,660,781
Industrials — 18.96%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028 12,000,000 13,128,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 8,185,000 7,763,472
Alarm.com Holdings, Inc., 2.25%, 6/1/2029
(b)
6,350,000 6,286,500
Axon Enterprise, Inc., 0.50%, 12/15/2027 5,000,000 13,050,141
Fluor Corp., 1.13%, 8/15/2029 14,000,000 17,661,000
Granite Construction, Inc., 3.75%, 5/15/2028 9,000,000 17,719,200
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 12,795,000 15,536,329
Itron, Inc., 3.53%, 3/15/2026 9,000,000 9,360,000
Itron, Inc., 1.38%, 7/15/2030
(b)
5,000,000 5,287,500
John Bean Technologies Corp., 0.25%, 5/15/2026 9,000,000 8,982,000
Mesa Laboratories, Inc., 1.38%, 8/15/2025 7,982,000 7,782,450
Middleby Corp. (The), 1.00%, 9/1/2025 4,100,000 4,589,510
OSI Systems, Inc., 2.25%, 8/1/2029
(b)
11,976,000 12,956,834
Rocket Lab USA, Inc., 4.25%, 2/1/2029
(b)
6,000,000 30,330,078
Tetra Tech, Inc., 2.25%, 8/15/2028 13,483,000 15,871,768
186,304,782
Materials — 1.56%
Centrus Energy Corp., 2.25%, 11/1/2030
(b)
3,000,000 2,851,800
Century Aluminum Co., 2.75%, 5/1/2028 5,650,000 6,715,025
SSR Mining, Inc., 2.50%, 4/1/2039 6,000,000 5,788,500
15,355,325
Real Estate — 0.48%
Redfin Corp., 0.50%, 4/1/2027 4,175,000 3,241,052
Rexford Industrial Realty, Inc., 4.38%, 3/15/2027
(b)
1,500,000 1,471,500
4,712,552
Technology — 36.41%
Affirm Holdings, Inc., 0.75%, 12/15/2029
(b)
1,000,000 963,717

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Convertible Bonds — 92.74% - continued
Principal
Amount Fair Value
Technology — 36.41% - continued
Altair Engineering, Inc., 1.75%, 6/15/2027 $ 8,041,000 $ 12,534,310
Bandwidth, Inc., 0.25%, 3/1/2026 2,787,000 2,558,884
Bandwidth, Inc., 0.50%, 4/1/2028 7,240,000 5,807,591
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 10,384,500
BlackLine, Inc., 1.00%, 6/1/2029
(b)
8,500,000 9,259,900
Box, Inc., (5.52)%, 1/15/2026 5,000,000 6,330,000
Box, Inc., 1.50%, 9/15/2029
(b)
2,500,000 2,440,000
Cerence, Inc., 1.50%, 7/1/2028 2,500,000 1,693,522
Cloudflare, Inc., 0.00%, 8/15/2026 7,500,000 7,188,750
Confluent, Inc., 5.86%, 1/15/2027 6,000,000 5,406,000
CSG Systems International, Inc., 3.88%, 9/15/2028 9,500,000 9,614,000
CSG Systems International, Inc., 1.25%, 11/1/2029
(b)
7,550,000 7,402,775
Datadog, Inc., 0.00%, 12/1/2029
(b)
2,000,000 1,934,000
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026 8,000,000 7,140,000
Dropbox, Inc., 0.65%, 3/1/2026 10,000,000 9,940,000
Five9, Inc., 1.00%, 3/15/2029
(b)
5,000,000 4,506,250
Global Payments, Inc., 1.50%, 3/1/2031
(b)
11,468,000 11,284,512
GoPro, Inc., 1.25%, 11/15/2025 5,600,000 5,011,990
IMAX Corp., 0.50%, 4/1/2026 9,000,000 9,599,477
Impinj, Inc., 1.13%, 5/15/2027 3,500,000 4,977,883
InterDigital, Inc., 3.50%, 6/1/2027 6,830,000 17,193,640
Lumentum Holdings, Inc., 0.50%, 12/15/2026 10,000,000 11,030,000
Lumentum Holdings, Inc., 0.50%, 6/15/2028 3,000,000 2,908,500
Mitek Systems, Inc., 0.75%, 2/1/2026 5,682,000 5,508,131
MKS Instruments, Inc., 1.25%, 6/1/2030
(b)
10,668,000 10,379,964
Nutanix, Inc., 0.50%, 12/15/2029
(b)
5,000,000 4,967,500
ON Semiconductor Corp., 0.50%, 3/1/2029 12,168,000 11,501,802
PagerDuty, Inc., 1.50%, 10/15/2028 10,000,000 9,770,000
Progress Software Corp., 1.00%, 4/15/2026 5,350,000 6,444,258
Progress Software Corp., 3.50%, 3/1/2030
(b)
10,000,000 11,776,285
PROS Holdings, Inc., 2.25%, 9/15/2027 8,000,000 7,660,000
Q2 Holdings, Inc., 0.13%, 11/15/2025 4,500,000 4,493,250
Rapid7, Inc., 0.25%, 3/15/2027 7,000,000 6,492,500
Repay Holdings Corp., 2.88%, 7/15/2029
(b)
7,000,000 6,552,000
Riot Platforms, Inc., 0.75%, 1/15/2030
(b)
5,500,000 5,073,750
Semtech Corp., 1.63%, 11/1/2027 8,000,000 14,164,000
SMART Global Holdings, Inc., 2.25%, 2/15/2026 3,000,000 3,385,095
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(b)
8,500,000 9,684,905
Synaptics, Inc., 0.75%, 12/1/2031
(b)
5,500,000 5,556,953
Varonis Systems, Inc., 1.00%, 9/15/2029
(b)
9,000,000 8,516,250
Veeco Instruments, Inc., 2.88%, 6/1/2029 7,500,000 9,083,222
Veradigm, Inc., 0.88%, 1/1/2027 5,500,000 6,115,313
Verint Systems, Inc., 0.25%, 4/15/2026 8,495,000 8,006,538
Vertex, Inc., 0.75%, 5/1/2029
(b)
4,500,000 7,137,094
Vishay Intertechnology, Inc., 2.25%, 9/15/2030 11,000,000 9,872,500

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Convertible Bonds — 92.74% - continued
Principal
Amount Fair Value
Technology — 36.41% - continued
Workiva, Inc., 1.13%, 8/15/2026 $ 9,175,000 $ 13,000,975
Workiva, Inc., 1.25%, 8/15/2028 5,000,000 5,311,250
357,563,736
Utilities — 1.30%
Ormat Technologies, Inc., 2.50%, 7/15/2027 13,000,000 12,811,500
TOTAL CONVERTIBLE BONDS
    (Cost $817,385,590) 911,216,237
Money Market Funds - 8.80% Shares
First American Treasury Obligations Fund, Class X, 4.40%
(c)
86,434,398 86,434,398
TOTAL MONEY MARKET FUNDS
    (Cost $86,434,398) 86,434,398
Total Investments — 104.39%
    (Cost $931,239,602) 1,025,635,440
Liabilities in Excess of Other Assets  —  (4.39)% (43,146,807)
Net Assets — 100.00% $ 982,488,633
(a) Affiliated Company.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(c) Rate disclosed is the seven day effective yield as of December 31, 2024.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)
Common Stocks - Short - (42.68) % Shares Fair Value
Communications - (0.52) %
AMC Networks, Inc., Class A (186,000) $ (1,841,400)
Fiverr International Ltd. (1,500) (47,595)
IMAX Corp. (114,484) (2,930,791)
Magnite, Inc. (2,100) (33,432)
Upwork, Inc. (17,035) (278,522)
(5,131,740)
Consumer Discretionary - (4.71) %
Axon Enterprise, Inc. (21,201) (12,600,178)
Cracker Barrel Old Country Store, Inc. (11,619) (614,180)
Freshpet, Inc. (27,305) (4,044,144)
LCI Industries (9,700) (1,002,883)
Live Nation Entertainment, Inc. (72,912) (9,442,104)
Norwegian Cruise Lines Holdings Ltd. (85,800) (2,207,634)
Patrick Industries, Inc. (132,750) (11,028,870)
Wayfair, Inc., Class A (59,400) (2,632,608)
Winnebago Industries, Inc. (56,238) (2,687,052)
(46,259,653)
Consumer Staples - (1.45) %
Chefs' Warehouse, Inc. (The) (106,811) (5,267,919)
Post Holdings, Inc. (52,964) (6,062,259)
Spectrum Brands Holdings, Inc. (34,759) (2,936,788)
(14,266,966)
Energy - (0.39) %
Fluence Energy, Inc. (186,167) (2,956,332)
Green Plains, Inc. (88,000) (834,240)
(3,790,572)
Financials - (1.44) %
Applied Blockchain, Inc. (234,451) (1,791,206)
Encore Capital Group, Inc. (90,800) (4,337,516)
EZCORP, Inc., Class A (364,000) (4,448,080)
WisdomTree Investments, Inc. (335,500) (3,522,750)
(14,099,552)
Health Care - (7.15) %
Accuray, Inc. (397,800) (787,644)
Alphatec Holdings, Inc. (37,200) (341,496)
ANI Pharmaceuticals, Inc. (58,000) (3,206,240)
CONMED Corp. (22,230) (1,521,421)
CryoLife, Inc. (164,557) (4,704,685)
Cutera, Inc. (9,000) (3,176)
Exact Sciences Corp. (28,200) (1,584,558)
Gossamer Bio, Inc. (108,359) (98,022)
Halozyme Therapeutics, Inc. (136,300) (6,516,503)
Inotiv, Inc. (7,300) (30,222)
Integer Holdings Corp. (132,162) (17,514,108)
iRhythm Technologies, Inc. (13,000) (1,172,210)
Jazz Pharmaceuticals PLC (22,573) (2,779,865)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2024 (Unaudited)
Common Stocks - Short - (42.68) - continued Shares Fair Value
Health Care - (7.15) - continued
Lantheus Holdings, Inc. (95,400) $ (8,534,484)
LeMaitre Vascular, Inc. (10,400) (958,256)
LivaNova PLC (42,000) (1,945,020)
MannKind Corp. (401,230) (2,579,909)
Merit Medical Systems, Inc. (117,395) (11,354,444)
Pacira BioSciences, Inc. (135,917) (2,560,676)
Repligen Corp. (14,521) (2,090,153)
(70,283,092)
Industrials - (11.02) %
Advanced Energy Industries, Inc. (52,376) (6,056,237)
Alarm.com Holdings, Inc. (50,644) (3,079,155)
Enovis Corp. (84,039) (3,687,631)
Fluor Corp. (247,074) (12,185,690)
Granite Construction, Inc. (180,324) (15,816,217)
Greenbrier Companies, Inc. (The) (168,446) (10,273,522)
Itron, Inc. (62,851) (6,824,361)
John Bean Technologies Corp. (14,400) (1,830,240)
Mesa Laboratories, Inc. (3,350) (441,765)
Middleby Corp. (The) (21,900) (2,966,355)
OSI Systems, Inc. (40,300) (6,747,429)
Rocket Lab USA, Inc. (1,092,600) (27,828,522)
Tetra Tech, Inc. (263,757) (10,508,079)
(108,245,203)
Materials - (0.57) %
Centrus Energy Corp., Class A (24,959) (1,662,519)
Century Aluminum Co. (203,500) (3,707,770)
SSR Mining, Inc. (37,000) (257,520)
(5,627,809)
Real Estate - (0.03) %
Redfin Corp. (7,700) (60,599)
Rexford Industrial Realty, Inc. (5,000) (193,300)
(253,899)
Technology - (14.84) %
Affirm Holdings, Inc. (6,500) (395,850)
Allscripts Healthcare Solutions, Inc. (50,000) (487,500)
Altair Engineering, Inc., Class A (87,700) (9,568,947)
Bandwidth, Inc., Class A (12,334) (209,925)
Bentley Systems, Inc., Class B (47,081) (2,198,683)
BlackLine, Inc. (79,044) (4,802,713)
Box, Inc., Class A (178,589) (5,643,412)
Cerence, Inc. (30,700) (240,995)
Cloudflare, Inc., Class A (7,829) (843,027)
Confluent, Inc., Class A (13,616) (380,703)
CSG Systems International, Inc. (57,800) (2,954,158)
Datadog, Inc., Class A (5,408) (772,749)
DigitalOcean Holdings, Inc. (8,488) (289,186)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2024 (Unaudited)
Common Stocks - Short - (42.68) - continued Shares Fair Value
Technology - (14.84) - continued
Dropbox, Inc., Class A (68,796) $ (2,066,632)
Five9, Inc. (27,187) (1,104,880)
Global Payments, Inc. (40,400) (4,527,224)
GoPro, Inc., Class A (14,000) (15,260)
Guidewire Software, Inc. (18,100) (3,051,298)
Impinj, Inc. (25,600) (3,718,656)
InterDigital, Inc. (83,950) (16,262,793)
Lumentum Holdings, Inc. (63,405) (5,322,850)
Mitek Systems, Inc. (65,749) (731,786)
MKS Instruments, Inc. (41,500) (4,332,185)
Nutanix, Inc., Class A (36,117) (2,209,638)
ON Semiconductor Corp. (62,000) (3,909,100)
PagerDuty, Inc. (175,172) (3,198,641)
Progress Software Corp. (166,755) (10,864,089)
PROS Holdings, Inc. (58,000) (1,273,680)
Q2 Holdings, Inc. (6,226) (626,647)
Rapid7, Inc. (13,916) (559,841)
Repay Holdings Corp., Class A (341,010) (2,601,906)
Riot Blockchain, Inc. (261,000) (2,664,810)
Semtech Corp. (171,471) (10,605,481)
SMART Global Holdings, Inc. (328,015) (6,294,608)
Synaptics, Inc. (38,900) (2,968,848)
Varonis Systems, Inc. (85,521) (3,799,698)
Veeco Instruments, Inc. (182,200) (4,882,960)
Verint Systems, Inc. (15,000) (411,750)
Vertex, Inc., Class A (98,175) (5,237,636)
Vishay Intertechnology, Inc. (173,000) (2,930,620)
Workiva, Inc., Class A (99,142) (10,856,049)
(145,817,414)
Utilities - (0.56) %
Ormat Technologies, Inc. (81,792) (5,538,954)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $375,140,931) (419,314,854)
TOTAL SECURITIES SOLD SHORT - (42.68)%
(Proceeds Received $375,140,931 ) (419,314,854)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
December 31, 2024 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
SHORT CONTRACTS
5 Year U.S. Treasury Note Future (200) April 2025 $ (21,260,938) $ 79,682
Total Futures $ 79,682

Absolute Flexible Fund
Schedule of Investments
December 31, 2024 (Unaudited)
Convertible Bonds — 97.74%
Principal
Amount Fair Value
Communications — 10.49%
Fiverr International Ltd., 6.25%, 11/1/2025 $ 1,000,000 $ 952,793
Magnite, Inc., 0.25%, 3/15/2026 1,000,000 934,666
Upwork, Inc., 0.25%, 8/15/2026 1,250,000 1,158,618
3,046,077
Health Care — 21.28%
Accuray, Inc., 3.75%, 6/1/2026 1,000,000 928,750
Alphatec Holdings, Inc., 0.75%, 8/1/2026 512,000 484,506
CONMED Corp., 2.25%, 6/15/2027 1,101,000 1,024,480
Enovis Corp., 3.88%, 10/15/2028 1,500,000 1,591,500
Exact Sciences Corp., 0.38%, 3/15/2027 1,000,000 928,000
Inotiv, Inc., 3.25%, 10/15/2027 500,000 192,561
Repligen Corp., 1.00%, 12/15/2028 1,000,000 1,025,000
6,174,797
Industrials — 14.65%
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 815,000 773,027
Itron, Inc., 3.53%, 3/15/2026 1,250,000 1,300,000
John Bean Technologies Corp., 0.25%, 5/15/2026 1,031,000 1,028,938
Middleby Corp. (The), 1.00%, 9/1/2025 75,000 83,954
Xometry, Inc., 1.00%, 2/1/2027 1,000,000 1,060,500
4,246,419
Materials — 1.64%
Centrus Energy Corp., 2.25%, 11/1/2030
(a)
500,000 475,300
Real Estate — 2.01%
Redfin Corp., 0.50%, 4/1/2027 750,000 582,225
Technology — 47.67%
Bandwidth, Inc., 0.50%, 4/1/2028 600,000 481,292
Bentley Systems, Inc., 0.38%, 7/1/2027 1,000,000 903,000
BlackLine, Inc., 1.00%, 6/1/2029
(a)
1,000,000 1,089,400
Cerence, Inc., 1.50%, 7/1/2028 574,000 388,833
Confluent, Inc., 5.86%, 1/15/2027 1,077,000 970,377
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026 1,000,000 892,500
Dropbox, Inc., 0.65%, 3/1/2026 1,500,000 1,491,000
GoPro, Inc., 1.25%, 11/15/2025 400,000 357,999
IMAX Corp., 0.50%, 4/1/2026 1,000,000 1,066,609
Lumentum Holdings, Inc., 0.50%, 12/15/2026 1,000,000 1,103,000
PagerDuty, Inc., 1.50%, 10/15/2028 1,000,000 977,000
Q2 Holdings, Inc., 0.13%, 11/15/2025 1,000,000 998,500
Rapid7, Inc., 0.25%, 3/15/2027 1,123,000 1,041,582
SMART Global Holdings, Inc., 2.00%, 8/15/2030
(a)
1,000,000 977,500
Verint Systems, Inc., 0.25%, 4/15/2026 28,000 26,390
Workiva, Inc., 1.25%, 8/15/2028 1,000,000 1,062,250
13,827,232
TOTAL CONVERTIBLE BONDS
    (Cost $27,419,953) 28,352,050

Absolute Flexible Fund
Schedule of Investments (continued)
December 31, 2024 (Unaudited)
Money Market Funds - 5.07% Shares Fair Value
First American Treasury Obligations Fund, Class X, 4.40%
(b)
1,471,886 $ 1,471,886
TOTAL MONEY MARKET FUNDS
    (Cost $1,471,886) 1,471,886
Total Investments — 102.81%
    (Cost $28,891,839) 29,823,936
Liabilities in Excess of Other Assets  —  (2.81)% (816,402)
Net Assets — 100.00% $ 29,007,534
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Rate disclosed is the seven day effective yield as of December 31, 2024.

Absolute Flexible Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)
Common Stocks - Short - (14.73) % Shares Fair Value
Communications - (0.89%)
IMAX Corp. (8,810) $ (225,536)
Upwork, Inc. (2,000) (32,700)
(258,236)
Health Care - (2.00)%
Accuray, Inc. (32,000) (63,360)
Alphatec Holdings, Inc. (6,300) (57,834)
CONMED Corp. (2,000) (136,880)
Inotiv, Inc. (1,200) (4,968)
Repligen Corp. (2,200) (316,668)
(579,710)
Industrials - (3.33)%
Enovis Corp. (6,800) (298,384)
Itron, Inc. (3,000) (325,740)
John Bean Technologies Corp. (1,000) (127,100)
Xometry, Inc., Class A (5,000) (213,300)
(964,524)
Materials - (0.94)%
Centrus Energy Corp., Class A (4,100) (273,101)
Technology - (7.57)%
Bentley Systems, Inc., Class B (3,130) (146,171)
BlackLine, Inc. (6,000) (364,559)
Cerence, Inc. (7,500) (58,875)
Confluent, Inc., Class A (1,100) (30,756)
DigitalOcean Holdings, Inc. (550) (18,739)
Dropbox, Inc., Class A (7,500) (225,300)
Lumentum Holdings, Inc. (4,000) (335,800)
PagerDuty, Inc. (16,983) (310,110)
Q2 Holdings, Inc. (800) (80,520)
Rapid7, Inc. (1,775) (71,408)
SMART Global Holdings, Inc. (18,000) (345,420)
Workiva, Inc., Class A (1,914) (209,583)
(2,197,241)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,961,797) (4,272,812)
TOTAL SECURITIES SOLD SHORT - (14.73)%
(Proceeds Received $3,961,797 ) (4,272,812)